Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Guarantor Financial Information [Abstract]
Consolidated Balance Sheets
	December 31, 2018
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$218,903	$32,017	$106,407	$—	$357,327
Short-term investments	—	105	2,427	—	2,532
Accounts receivable	1,926	7,707	3,368	—	13,001
Intercompany accounts receivable	169,170	65,173	2,176	(236,519)	—
Loans to affiliate	36,527	—	—	(36,527)	—
Prepaid expenses and other	24,045	33,388	1,174	(22,088)	36,519
Gross investment in lease	44,348	—	—	—	44,348
Fair value of financial instruments	—	—	113	—	113
	494,919	138,390	115,665	(295,134)	453,840
Vessels	3,813,906	294,305	1,818,786	(723)	5,926,274
Gross investment in lease	817,631	—	—	—	817,631
Goodwill	—	75,321	—	—	75,321
Investment in subsidiaries	951,062	577,305	—	(1,528,367)	—
Other assets	100,264	18,978	96,168	(10,479)	204,931
	$6,177,782	$1,104,299	$2,030,619	$(1,834,703)	$7,477,997
Liabilities, puttable preferred shares and shareholders' equity
Current liabilities:
Accounts payable and accrued liabilities	$29,443	$38,620	$2,148	$—	$70,211
Intercompany accounts payable	48,942	38,499	149,078	(236,519)	—
Loans from affiliate	—	—	36,527	(36,527)	—
Current portion of deferred revenue	51,191	20,985	4,724	(20,985)	55,915
Current portion of long-term debt	619,839	—	102,802	—	722,641
Current portion of long-term obligations under capital lease	32,050	16,334	—	—	48,384
Current portion of other long-term liabilities	23,594	—	8,649	—	32,243
	805,059	114,438	303,928	(294,031)	929,394
Deferred revenue	376,884	—	—	—	376,884
Long-term debt	1,732,110	—	1,032,790	—	2,764,900
Long-term obligations under capital lease	459,520	131,852	—	—	591,372
Other long-term liabilities	169,934	15,530	6,433	(11,740)	180,157
Fair value of financial instruments	126,157	—	1,015	—	127,172
	3,669,664	261,820	1,344,166	(305,771)	4,969,879

Puttable preferred shares	48,139	—	—	—	48,139

Shareholders’ equity:
Share capital	2,102	436,669	526,532	(963,201)	2,102
Treasury shares	(371)	—	—	—	(371)
Additional paid in capital	3,126,457	233,739	116,127	(349,866)	3,126,457
Retained earnings (deficit)	(645,638)	172,071	43,794	(215,865)	(645,638)
Accumulated other comprehensive loss	(22,571)	—	—	—	(22,571)
	2,459,979	842,479	686,453	(1,528,932)	2,459,979
	$6,177,782	$1,104,299	$2,030,619	$(1,834,703)	$7,477,997

	December 31, 2017
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$146,328	$77,712	$29,136	$—	$253,176
Short-term investments	—	104	—	—	104
Accounts receivable	37,303	25,347	—	(50,972)	11,678
Loans to affiliate	36,100	—	—	—	36,100
Prepaid expenses and other	29,037	30,348	938	(15,454)	44,869
Gross investment in lease	35,478	—	—	—	35,478
	284,246	133,511	30,074	(66,426)	381,405
Vessels	3,918,672	286,342	332,202	—	4,537,216
Gross investment in lease	687,896	—	—	—	687,896
Goodwill	—	75,321	—	—	75,321
Intercompany accounts receivable (payable)	(11,594)	11,189	405	—	—
Investment in subsidiaries	474,713	59,902	—	(534,615)	—
Other assets	116,154	81,463	9,104	(10,417)	196,304
	$5,470,087	$647,728	$371,785	$(611,458)	$5,878,142
Liabilities and shareholders' equity
Current liabilities:
Accounts payable and accrued liabilities	$35,307	$75,125	$2,789	$(50,001)	$63,220
Current portion of deferred revenue	54,578	16,104	140	(15,455)	55,367
Current portion of long-term debt	239,858	—	17,942	—	257,800
Current portion of long-term obligations under capital lease	28,534	15,378	—	—	43,912
Current portion of other long-term liabilities	23,635	—	—	—	23,635
	381,912	106,607	20,871	(65,456)	443,934
Deferred revenue	327,641	1,040	—	—	328,681
Long-term debt	2,001,504	—	191,329	—	2,192,833
Long-term obligations under capital lease	445,279	149,737	—	—	595,016
Other long-term liabilities	195,459	15,273	—	(11,346)	199,386
Fair value of financial instruments	168,860	—	—	—	168,860
	3,520,655	272,657	212,200	(76,802)	3,928,710

Shareholders’ equity:
Share capital	1,646	41,789	33,299	(75,088)	1,646
Treasury shares	(377)	—	—	—	(377)
Additional paid in capital	2,752,988	233,739	109,488	(343,227)	2,752,988
Retained earnings (deficit)	(781,137)	99,543	16,798	(116,341)	(781,137)
Accumulated other comprehensive loss	(23,688)	—	—	—	(23,688)
	1,949,432	375,071	159,585	(534,656)	1,949,432
	$5,470,087	$647,728	$371,785	$(611,458)	$5,878,142

Consolidated Statements of Operations
	Year ended December 31, 2018
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$876,894	$266,906	$234,660	$(282,129)	$1,096,331
Operating expenses:
Ship operating	243,311	191,151	42,627	(257,819)	219,270
Depreciation and amortization	181,397	13,846	50,558	—	245,801
General and administrative	33,327	21,586	962	(24,310)	31,565
Operating leases	111,008	5,501	13,238	—	129,747
	569,043	232,084	107,385	(282,129)	626,383
Operating earnings	307,851	34,822	127,275	—	469,948
Other expenses (income):
Interest expense and amortization of deferred financing fees	149,696	8,514	54,200	(345)	212,065
Interest income	(3,812)	(429)	(301)	345	(4,197)
Acquisition related gain on contract settlement	—	(2,430)	—	—	(2,430)
Change in fair value of financial instruments	(15,720)	91	139	—	(15,490)
Equity income on consolidated subsidiaries	(102,650)	(68,582)	—	171,232	—
Equity income on investment	—	(1,216)	—	—	(1,216)
Other expense (income)	1,539	797	82	—	2,418
	29,053	(63,255)	54,120	171,232	191,150
Net earnings (loss)	$278,798	$98,077	$73,155	$(171,232)	$278,798

	Year ended December 31, 2017
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$797,317	$237,056	$45,086	$(248,135)	$831,324
Operating expenses:
Ship operating	211,966	180,349	10,864	(219,263)	183,916
Cost of services, supervision fees	—	1,300	—	—	1,300
Depreciation and amortization	173,464	13,317	13,157	—	199,938
General and administrative	52,742	16,115	106	(28,872)	40,091
Operating leases	98,175	5,046	12,323	—	115,544
Gain on disposals	(1)	(13,603)	—	—	(13,604)
Expenses related to customer bankruptcy	472	—	541	—	1,013
Vessel impairments	—	—	—	—	—
	536,818	202,524	36,991	(248,135)	528,198
Operating earnings	260,499	34,532	8,095	—	303,126
Other expenses (income):
Interest expense and amortization of deferred financing fees	97,762	7,795	10,832	—	116,389
Interest income	(4,146)	(412)	—	—	(4,558)
Change in fair value of financial instruments	11,894	737	—	—	12,631
Equity income on investment	(29,013)	(12,761)	—	35,939	(5,835)
Other expense	8,765	497	—	—	9,262
	85,262	(4,144)	10,832	35,939	127,889
Net earnings (loss)	$175,237	$38,676	$(2,737)	$(35,939)	$175,237

	Year ended December 31, 2016
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$835,851	$250,606	$50,969	$(259,521)	$877,905
Operating expenses:
Ship operating	229,439	185,750	9,967	(232,829)	192,327
Cost of services, supervision fees	—	7,390	—	—	7,390
Depreciation and amortization	188,816	14,172	13,110	—	216,098
General and administrative	42,507	16,189	114	(26,692)	32,118
Operating leases	74,175	4,780	6,955	—	85,910
Loss on disposals	31,876	—	—	—	31,876
Expenses related to customer bankruptcy	7,342	—	12,390	—	19,732
Vessel impairments	285,195	—	—	—	285,195
	859,350	228,281	42,536	(259,521)	870,646
Operating earnings (loss)	(23,499)	22,325	8,433	—	7,259
Other expenses (income):
Interest expense and amortization of deferred financing fees	101,009	7,583	11,290	—	119,882
Interest income	(8,273)	(179)	(3)	—	(8,455)
Refinancing expenses	1,962	—	—	—	1,962
Change in fair value of financial instruments	28,616	502	—	—	29,118
Equity income on investment	(11,176)	(5,500)	—	16,488	(188)
Other expense (income)	3,402	578	—	(1)	3,979
	115,540	2,984	11,287	16,487	146,298
Net earnings (loss)	$(139,039)	$19,341	$(2,854)	$(16,487)	$(139,039)

Consolidated Statements of Comprehensive Income
	Year ended December 31, 2018
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net earnings (loss)	$278,798	$98,077	$73,155	$(171,232)	$278,798
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	1,117	—	—	—	1,117
Comprehensive income (loss)	$279,915	$98,077	$73,155	$(171,232)	$279,915

	Year ended December 31, 2017
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net earnings (loss)	$175,237	$38,676	$(2,737)	$(35,939)	$175,237
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash low hedging instruments	2,859	—	—	—	2,859
Comprehensive income (loss)	$178,096	$38,676	$(2,737)	$(35,939)	$178,096

	Year ended December 31, 2016
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net earnings (loss)	$(139,039)	$19,341	$(2,854)	$(16,487)	$(139,039)
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	4,373	—	—	—	4,373
Comprehensive income (loss)	$(134,666)	$19,341	$(2,854)	$(16,487)	$(134,666)

Consolidated Statements of Cash Flows

	Year ended December 31, 2018
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash from (used in) operating activities	$223,936	$19,832	$275,083	$(35,000)	$483,851
Financing activities:
Common shares issued, net of issuance costs	—	—	—	—	—
Preferred shares issued, net of issuance costs	144,375	—	—	—	144,375
Draws on credit facilities	205,600	—	120,000	—	325,600
Repayment of credit facilities	(242,220)	—	(227,442)	—	(469,662)
2025 Notes and 2018 Warrants issued	250,000	—	—	—	250,000
Senior unsecured notes repurchased, including Related expenses	(17,529)	—	—	—	(17,529)
Draws on long-term obligations under capital lease	46,964	—	—	—	46,964
Repayment on long-term obligations under capital lease	(30,504)	(17,636)	—	—	(48,140)
Preferred shares redeemed, including related expenses	(143,430)	—	—	—	(143,430)
Proceeds from exercise of 2018 Warrants	250,000	—	—	—	250,000
Financing fees	(10,057)	—	(6,065)	—	(16,122)
Intercompany dividends paid	—	(23,800)	(12,300)	36,100	—
Dividends on common shares	(49,937)	—	—	—	(49,937)
Dividends on preferred shares	(65,765)	—	—	—	(65,765)
Cash from (used in) financing activities	337,497	(41,436)	(125,807)	36,100	206,354
Investing activities:
Expenditures for vessels	(157,268)	(20,003)	(141,469)	—	(318,740)
Short-term investments	—	(1)	(2,427)	—	(2,428)
Other assets	891	(4,078)	1,770	—	(1,417)
Intercompany dividends received	1,100	—	—	(1,100)	—
Acquisition of GCI	(333,581)	—	—	—	(333,581)
Cash acquired from GCI	—	—	70,121	—	70,121
Cash used in investing activities	(488,858)	(24,082)	(72,005)	(1,100)	(586,045)
Increase (decrease) in cash and cash equivalents	72,575	(45,686)	77,271	—	104,160
Cash, cash equivalents and restricted cash, beginning of period	146,328	85,600	35,308	—	267,236
Cash, cash equivalents and restricted cash, end of period	$218,903	$39,914	$112,579	$—	$371,396

	Year ended December 31, 2017
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash from (used in) operating activities	$315,803	$10,891	$(8,257)	$4,782	$323,219
Financing activities:
Common shares issued, net of issuance costs	118,966	—	—	—	118,966
Preferred shares issued, net of issuance costs	2,690	—	—	—	2,690
Repayment of credit facilities	(430,271)	—	(24,734)	—	(455,005)
Draws on long-term obligations under capital lease	176,254	—	—	—	176,254
Repayment on long-term obligations under capital lease	(9,649)	(16,549)	—	—	(26,198)
Senior unsecured notes issued	80,000	—	—	—	80,000
Senior unsecured notes repurchased, including related expenses	(7,075)	—	—	—	(7,075)
Proceeds from sale-leaseback of vessels	90,753	—	—	—	90,753
Financing fees	(9,840)	832	784	(2)	(8,226)
Dividends on common shares	(61,830)	(4,950)	—	4,950	(61,830)
Dividends on preferred shares	(64,416)	—	—	—	(64,416)
Advances from related parties	—	6,667	41,510	(48,177)	—
Cash from (used in) financing activities	(114,418)	(14,000)	17,560	(43,229)	(154,087)
Investing activities:
Expenditures for vessels	(329,328)	(7,076)	(2,114)	—	(338,518)
Short-term investments	—	307	—	—	307
Net proceeds from vessel disposals	—	37,091	—	—	37,091
Other assets	2,782	(5,365)	(7)	206	(2,384)
Loans to affiliate	27,376	(2,778)	—	(4,950)	19,648
Capital contribution in subsidiary	(43,188)	(3)	—	43,191	—
Cash used in investing activities	(342,358)	22,176	(2,121)	38,447	(283,856)
Increase (decrease) in cash and cash equivalents	(140,973)	19,067	7,182	—	(114,724)
Cash, cash equivalents and restricted cash, beginning of period	287,301	66,533	28,126	—	381,960
Cash, cash equivalents and restricted cash, end of period	$146,328	$85,600	$35,308	$—	$267,236
	Year ended December 31, 2016
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash from (used in) operating activities	$268,780	$45,017	$33,711	$(36,421)	$311,087
Financing activities:
Common shares issued, net of issuance costs	95,978	—	—	—	95,978
Preferred shares issued, net of issuance costs	541,694	—	—	—	541,694
Draws on credit facilities	220,485	—	—	—	220,485
Repayment of credit facilities	(673,128)	—	(31,162)	(1)	(704,291)
Draws on long-term obligations under capital lease	180,750	—	—	—	180,750
Repayment on long-term obligations under capital lease	(9,182)	(15,550)	—	(1)	(24,733)
Proceeds from sale-leaseback of vessels	354,000	—	—	—	354,000
Common shares repurchased, including related expenses	(8,269)	—	—	—	(8,269)
Preferred shares repurchased, including related expenses	(333,074)	—	—	—	(333,074)
Financing fees	(14,912)	975	945	—	(12,992)
Dividends on common shares	(148,555)	(23,100)	(19,366)	42,465	(148,556)
Dividends on preferred shares	(54,085)	—	—	—	(54,085)
Cash from (used in) financing activities	151,702	(37,675)	(49,583)	42,463	106,907
Investing activities:
Expenditures for vessels	(324,962)	(17,891)	(699)	—	(343,552)
Short-term investments	7	2,997	—	—	3,004
Net proceeds from vessel disposals	12,078	—	—	—	12,078
Proceeds from sale of leased vessels	20,000	—	—	—	20,000
Other assets	3,678	(4,896)	583	(6,042)	(6,677)
Loans to affiliate	49,735	—	—	—	49,735
Advances to related parties	(30,466)	(12,000)	—	42,466	—
Dividend recevied from subsidary	30,466	12,000	—	(42,466)	—
Cash used in investing activities	(239,464)	(19,790)	(116)	(6,042)	(265,412)
Increase (decrease) in cash and cash equivalents	181,018	(12,448)	(15,988)	—	152,582
Cash, cash equivalents and restricted cash, beginning of period	106,283	78,981	44,114	—	229,378
Cash, cash equivalents and restricted cash, end of period	$287,301	$66,533	$28,126	$—	$381,960